February 18, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for The Bradford Funds, Inc.
    File No.  33-25137

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:  The Bradford Funds, Inc.
                                 400 Bellevue Parkway
                                 Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    The Bradford Money Fund

3.  Investment Company Act File Number:   811-5682

    Securities Act File Number:   33-25137

4.  Last day of fiscal year for which this notice is filed: December 31,1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                 [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:       5,268,446,578
    Sale Price:  $5,268,446,578

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:       5,268,446,578
    Sale Price:  $5,268,446,578

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:       51,941,658
    Sale Price:  $51,941,658

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):    $ 5,268,446,578

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                          +    51,941,658

    (iii) Aggregate price of shares redeemed or repurchased
    during  the fiscal year (if applicable):                 - 5,095,436,397

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                   +       0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                               $   224,951,839

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                             /      3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $    68,167.22


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 7, 1997


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:       /s/Judy K. Abroms
          Judy Abroms
          Vice President

Date:     February 10, 1997



February 13, 1997


The Bradford Funds, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

Subject:  The Bradford Funds, Inc. -- Rule 24f-2 Notice

Ladies and Gentlemen:

In connection with the registration by The Bradford Funds, Inc. (the "Fund") under the Securities Act of 1933, as amended, of an indefinite number of shares of capital stock, par value, $.001 per share, it is our opinion that the 5,268,446,578 shares of capital stock of the Fund made definite by the above-captioned Notice were legally issued, fully paid and non-assessable, assuming that such shares of capital stock were paid for and issued for the consideration described in the Fund's Registration Statement on Form N-1A, as the same may be amended from time to time.

Sincerely,


/s/BAKER & HOSTETLER LLP
BAKER & HOSTETLER LLP